Schedule of future minimum payments under operating and finance leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Leases
Operating Leases, Year December 31, 2025	$ 26,833
Finance Leases, Year December 31, 2025	14,758
Operating Leases, Year December 31, 2026	14,695
Finance Leases, Year December 31, 2026	14,758
Operating Leases, Year December 31, 2027
Finance Leases, Year December 31, 2027	14,758
Operating Leases, Year December 31, 2028
Finance Leases, Year December 31, 2028	14,758
Operating Leases, Year December 31, 2029
Finance Leases, Year December 31, 2029	14,346
Operating Leases, Total	41,528
Finance Leases, Total	73,378
Operating Leases, Less: Interest	(2,790)
Finance Leases, Less: Interest	(7,741)
Operating Leases, Present value of lease liabilities	38,738	$ 16,787
Finance Leases, Present value of lease liabilities	$ 65,637	$ 67,612